DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds and Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Jan. 01, 2022	Dec. 31, 2021 USD ($)	Jan. 01, 2019 RUB (₽)
Multiple Foreign Currency Exchange Rates
Exchange rate of RUB to $1.00		74.2926				120.3785	74.2926
Online Advertising Revenues
Advertising sales commissions and bonuses		₽ 15,183	$ 204.4	₽ 10,322	₽ 10,576
Other Revenue
Promotional discounts and minimum fare guarantees		40,932	865.5	21,960	19,095
Promotional discounts and minimum fare guarantees netted against revenues		36,982	497.8	21,220	17,202
Promotional discounts and minimum fare guarantees expensed		₽ 3,950	$ 53.2	740	₽ 1,893
Loyalty program:
Redemption period		3 years	3 years
Comprehensive Income
Accumulated other comprehensive income		₽ 16,193		₽ 17,923			$ 217.9	₽ 8,150
Minimum | Accredited IT outsourcing providers
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	0.30%	0.30%	0.30%	0.30%	0.30%
Minimum | Other companies
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	0.20%	0.20%	0.20%	0.20%	0.20%
Maximum | Sales Revenue, Net | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk percentage		10.00%	10.00%	10.00%	10.00%
Maximum | Accredited IT outsourcing providers
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	8.90%	14.00%	14.00%	14.00%	14.00%
Maximum | Other companies
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	31.30%	30.20%	30.20%	30.20%	30.20%